Provision for risks of tax, civil and labor losses and Judicial deposits and escrow accounts - Somos - Anglo (Predecessor) (Details 4) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Indemnification asset	[1]	R$ 153,714	R$ 149,600
Total		172,748	172,932
Somos - Anglo (Predecessor)
Disclosure of contingent liabilities [line items]
Indemnification asset				R$ 3,074	R$ 2,975
Total				6,050	5,826
Tax proceedings
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings		2,004	1,419
Tax proceedings | Somos - Anglo (Predecessor)
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings				2,450	2,450
Labor proceedings
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings			R$ 955
Labor proceedings | Somos - Anglo (Predecessor)
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings				509	390
Civil proceedings | Somos - Anglo (Predecessor)
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings				R$ 17	R$ 11

[1]	Refers to an indemnification asset from the seller in connection with the acquisition of Somos (Vasta’s Predecessor) by Cogna Group (Vasta’s Parent Company) and recognized at the date of the business combination, in order to indemnify the Company for any and all losses that may be incurred in connection with all contingencies or lawsuits, substantially tax proceedings related to business combinations up to the maximum amount of R$153,714 (R$ 149,600 on December 31, 2019). See Note 20. This asset is indexed to CDI (Certificates of Interbank Deposits).